30. Insurance (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	May 31, 2018
Smiles S.A. ("Smiles") [Member]
Disclosure of types of insurance contracts [line items]
Maximum reimbursable amounts		R$ 118,119
Guarantee [Member] | Brazil, Brazil Real | Gol Linhas Aereas S.A. ("GLA") [Member]
Disclosure of types of insurance contracts [line items]
Maximum reimbursable amounts	R$ 329,358
Guarantee [Member] | USD | Gol Linhas Aereas S.A. ("GLA") [Member]
Disclosure of types of insurance contracts [line items]
Maximum reimbursable amounts	85,000
Civil Liability per Event [Member] | Brazil, Brazil Real | Gol Linhas Aereas S.A. ("GLA") [Member]
Disclosure of types of insurance contracts [line items]
Maximum reimbursable amounts	2,906,100
Civil Liability per Event [Member] | USD | Gol Linhas Aereas S.A. ("GLA") [Member]
Disclosure of types of insurance contracts [line items]
Maximum reimbursable amounts	750,000
Inventories [Member] | Brazil, Brazil Real | Gol Linhas Aereas S.A. ("GLA") [Member]
Disclosure of types of insurance contracts [line items]
Maximum reimbursable amounts	968,700
Inventories [Member] | USD | Gol Linhas Aereas S.A. ("GLA") [Member]
Disclosure of types of insurance contracts [line items]
Maximum reimbursable amounts	250,000
Rent Insurance [Member] | Brazil, Brazil Real | Smiles S.A. ("Smiles") [Member]
Disclosure of types of insurance contracts [line items]
Maximum reimbursable amounts	1,238
Rent Insurance [Member] | USD | Smiles S.A. ("Smiles") [Member]
Disclosure of types of insurance contracts [line items]
Maximum reimbursable amounts	0
D&O liability insurance [Member] | Brazil, Brazil Real | Smiles S.A. ("Smiles") [Member]
Disclosure of types of insurance contracts [line items]
Maximum reimbursable amounts	100,000
D&O liability insurance [Member] | USD | Smiles S.A. ("Smiles") [Member]
Disclosure of types of insurance contracts [line items]
Maximum reimbursable amounts	0
Fire insurance [Member] | Brazil, Brazil Real | Smiles S.A. ("Smiles") [Member]
Disclosure of types of insurance contracts [line items]
Maximum reimbursable amounts	12,747
Fire insurance [Member] | USD | Smiles S.A. ("Smiles") [Member]
Disclosure of types of insurance contracts [line items]
Maximum reimbursable amounts	R$ 0